Restructuring and Asset Impairment Charges	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring and Asset Impairment Charges

NOTE 13—RESTRUCTURING AND ASSET IMPAIRMENT CHARGES

During the year ended December 31, 2015, the board of directors approved a plan to transition the Company’s Wireless Internet business from a 5Ghz to a 60Ghz-based network technology (the “Wireless Restructuring”) and the Company ceased the build-out of 5Ghz networks and stopped the installation of new customers. During 2016, the Company shifted to test installations of the new 60Ghz technology. In connection with the Wireless Restructuring, the Company recorded restructuring and asset impairment charges consisting of asset impairments, the costs of employee severance, and other contract termination charges.

Restructuring and asset impairment charges and recoveries for the six months ended June 30, 2017 and 2016 were as follows (in thousands):

	Six Months Ended
	June 30, 2017	June 30, 2016
Wireless restructuring and asset impairment (recoveries) charges:
Recoveries of impaired assets	$—	$(710)
Contract termination costs	—	4
Employee severance and termination benefits charges	—	26

Total wireless restructuring and asset impairment recoveries	$—	$(680)

The following table presents accrued restructuring activity for the six months ended June 30, 2017 (in thousands):

Contract termination costs
Accrued restructuring balance as of December 31, 2016	$649
Cash payments	(46)

Accrued restructuring balance as of June 30, 2017	$603

Additional charges may be incurred in the future for facility-related or other restructuring activities as the Company continues to align resources to meet the needs of the business.

NOTE 3—RESTRUCTURING AND ASSET IMPAIRMENT CHARGES

During the year ended December 31, 2016, the Company sold all of its New Zealand and Puerto Rico contracts and recorded the impact of these transactions in restructuring and asset impairment. The calculation of the net loss recorded related to the 2016 Contract Sales included the expensing of all unamortized deferred subscriber acquisition costs associated with these subscriber accounts in the amount of $7.6 million, the realization of outstanding amounts of accumulated other comprehensive loss associated with the New Zealand foreign currency translation process of $1.1 million upon the substantial sale of the subsidiary, offset by cash proceeds of $6.2 million for a total net loss on the 2016 Contract Sales of $2.6 million.

During the year ended December 31, 2015, the board of directors approved a plan to transition the Company’s Wireless Internet business from a 5Ghz to a 60Ghz-based network technology (the “Wireless Restructuring”) and the Company ceased the build-out of 5Ghz networks and stopped the installation of new customers. During the year ended December 31, 2016, the Company shifted to test installations of the new 60Ghz technology. In connection with the Wireless Restructuring, the Company recorded restructuring and asset impairment charges consisting of asset impairments, the costs of employee severance, and other contract termination charges.

Restructuring and asset impairment charges were as follows (in thousands):

	Year ended December 31,
	2016	2015
Wireless restructuring and asset (recoveries) impairment charges:
Asset (recoveries) impairments	$(710)	$53,228
Contract termination (recoveries) costs	(751)	4,767
Employee severance and termination benefits (recoveries) charges	(77)	1,202

Total wireless restructuring and asset (recoveries) impairment charges	(1,538)	59,197
Loss on subscriber contract sales	2,551	—

Total restructuring and asset impairment charges	$1,013	$59,197

During the year ended December 31, 2014, the Company did not incur any restructuring and asset impairment charges.

The following table presents accrued restructuring activity for the years ended December 31, 2016 and 2015.

	Asset impairments	Contract termination costs	Employee severance and termination benefits	Total
Accrued restructuring balance as of December 31, 2014	$—	$—	$—	$—
Restructuring and impairment charges	53,228	4,767	1,202	59,197
Cash payments	(10)	(623)	(881)	(1,514)
Non-cash settlements	(53,218)	(190)	—	(53,408)

Accrued restructuring balance as of December 31, 2015	—	3,954	321	4,275
Restructuring and impairment recoveries	(710)	(751)	(77)	(1,538)
Cash payments	—	(2,554)	(244)	(2,798)
Non-cash settlements	710	—	—	710

Accrued restructuring balance as of December 31, 2016	$—	$649	$—	$649

The wireless restructuring and impairment recoveries during the year ended December 31, 2016 resulted primarily from a vendor settlement for amounts less than previously estimated. The Company recorded a non-cash asset impairment charge of $53.2 million during the year ended December 31, 2015. The Company also recorded cash-based restructuring charges of $6.0 million during the year ended December 31, 2015 related to employee severance and termination benefits as well as the write off of certain vendor contracts. Accrued restructuring at December 31, 2016 is included in current liabilities within accrued expenses and other current liabilities of $0.1 million and in long-term liabilities within other long-term obligations of $0.6 million.

Additional charges may be incurred in the future for facility-related or other restructuring activities as the Company continues to align resources to meet the needs of the business.